Financial risk management - Narrative (Details) $ / shares in Units, € in Thousands, $ in Millions			7 Months Ended	12 Months Ended
	Jun. 14, 2022 EUR (€)	Jun. 14, 2022 USD ($)	Mar. 31, 2021 EUR (€) $ / shares shares	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2021 EUR (€) shares	Mar. 31, 2020 EUR (€) shares	Mar. 31, 2019 EUR (€) shares
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities				€ 76,700
Proceeds from issuance of share capital				0	€ 58,721	€ 0
Financial assets held for managing liquidity risk			€ 182,800	51,700	182,800	226,100
Warrant liabilities			30,979	12,051	30,979	0	€ 0
Equity			(100,590)	(185,793)	(100,590)	71,497	€ 86,967
Loans and borrowings			€ 720,745	€ 722,554	€ 720,745	€ 624,595
Equity to capital ratio			(0.140)	(0.257)	(0.140)	0.103
Warrants
Disclosure of nature and extent of risks arising from financial instruments [line items]
Warrant liabilities			€ 31,000	€ 12,100	€ 31,000	€ 0
Number of shares outstanding (in shares) | shares			30,735,950	30,735,950	30,735,950	0	0
Public warrants
Disclosure of nature and extent of risks arising from financial instruments [line items]
Weighted average exercise price of other equity instruments exercised (usd per share) | $ / shares			€ 11.50
Major Investment Agreement | CK Opportunities Fund I, LP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Proceeds from issuance of share capital	€ 215,200	$ 225.0
Revolving Credit Facility (RCF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities			€ 800	€ 900	€ 800
Supplementary Liquidity Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities				€ 67,400
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent				2.00%
Impact of two percent weakening (strengthening) of major foreign currencies against the euro on pre-tax profit				€ 700	100	€ 100
Interest rate risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent				1.00%
Impact of lower (higher) one percent interest rate on pre-tax profit				€ 3,100	€ 2,800	€ 3,600
Credit risk | Trade receivables not yet due
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade receivables not yet due, percent			79.10%	88.00%	79.10%	62.70%
Liquidity risk | Revolving Credit Facility (RCF)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities			€ 100,000	€ 100,000	€ 100,000	€ 80,000
Liquidity risk | Supplementary Liquidity Facility
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities				75,000
Liquidity risk | Cash Pool Facilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Undrawn borrowing facilities			€ 18,200	€ 8,400	€ 18,200	€ 15,000